                                             Supplement to Prospectuses Dated May 1, 2006
                                                   Supplement dated January 22, 2007

Supplement  dated January 22, 2007 to the May 1, 2006  Prospectuses  for the following  annuity  products:  American  Skandia  Variable
Immediate Annuity and American Skandia Variable Adjustable Immediate Annuity, as previously supplemented (the "Prospectuses").

This  Supplement  should be read and retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  This  Supplement is intended to update  certain  information  in the Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other  variable  annuity listed here that you do not own.  If you would like another copy of the current Prospectus, please contact American Skandia at 1-800-752-6342.

We are issuing this supplement to each Prospectus in order to reflect certain changes to the sub-accounts offered as investment options.

CHANGE WITH RESPECT TO CERTAIN PORTFOLIOS OF AMERICAN SKANDIA TRUST

In the section of each Prospectus entitled "Investment Options/What are the Investment Objectives and Policies of the Portfolios?" we
make the following changes to the chart:

o        AST Small-Cap Value Portfolio.  Salomon Brothers Asset Management changed its name to ClearBridge Advisors, LLC, effective in December 2006.  To reflect this change, ClearBridge Advisors, LLC replaces Salomon Brothers Asset Management in the column entitled "Portfolio Advisor/Sub-Advisor" for the Portfolio.

o        AST International Value Portfolio and AST International Growth Portfolio.  The following reflects revisions to the column entitled "Investment Objectives/Policies" for each Portfolio as a result of recent sub-advisor changes/additions:

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                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    AST International Value Portfolio (formerly AST LSV International Value Portfolio):  seeks       LSV Asset Management,
                    capital growth.  The Portfolio normally invests at least 80% of the Portfolio's investable        Thornburg Investment
                    assets (net assets plus borrowings made for investment purposes) in the equity securities of        Management, Inc.
      Equity        companies in developed countries outside the United States that are represented in the MSCI
                    EAFE Index.

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------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    AST International Growth Portfolio (formerly AST William Blair International Growth                 Marsico Capital
                    Portfolio):  seeks long-term capital appreciation.  The Portfolio invests primarily in              Management LLC,
                    equity-related securities of foreign issuers. The Portfolio invests primarily in the common         William Blair &
                    stock of large and medium-sized foreign companies, although it may also invest in companies of        Company, LLC
                    all sizes. Under normal circumstances, the Portfolio invests at least 65% of its total assets
      Equity        in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.
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